Revenues (Tables)	12 Months Ended
Mar. 31, 2023
Revenues [Abstract]
Schedule of company’s revenues disaggregated by service lines	The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended March 31, 2023, 2022 and 2021:
	For the years ended March 31
	2022	2023	2023	Change	Change
Revenues	HKD	HKD	US$	HKD	%
Accounting services	$109,000	$-	$-	$(109,000)	(100.0)%
General corporate consultancy services	7,800,000	9,300,000	1,184,728	1,500,000	19.2%
Going public consultancy services	6,510,600	-	-	(6,510,600)	(100.0)%
Internal control and others	249,600	486,400	61,963	236,800	94.9%
Subtotal accounting and corporate consultancy services	14,669,200	9,786,400	1,246,691	(4,882,800)	(33.3)%
Taxation services	1,329,600	1,240,000	157,964	(89,600)	(6.7)%
Company secretarial services	1,440,735	1,506,131	191,866	65,396	4.5%
Total revenues	$17,439,535	$12,532,531	$1,596,521	$(4,907,004)	(28.1)%
	For the years ended March 31
	2021	2022	Change	Change
Revenues	HKD	HKD	HKD	%
Accounting services	$400,000	$109,000	$(291,000)	(72.8)%
General corporate consultancy services	9,682,600	7,800,000	(1,882,600)	(19.4)%
Going public consultancy services	-	6,510,600	6,510,600	100.0%
Internal control and others	20,000	249,600	229,600	1148.0%
Subtotal accounting and corporate consultancy services	10,102,600	14,669,200	4,566,600	45.2%
Taxation services	1,068,463	1,329,600	261,137	24.4%
Company secretarial services	1,453,828	1,440,735	(13,093)	(0.9)%
Total revenues	$12,624,891	$17,439,535	$4,814,644	38.1%

Schedule of company’s revenues disaggregated by timing of revenue recognition	The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023, 2022 and 2021:
	For the years ended March 31
	2022	2023	2023	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,315,283	$2,397,398	$305,406	$82,115	3.6%
Services and deliverables transferred over time	15,124,252	10,135,133	1,291,115	(4,989,119)	(33.0)%
Total revenues	$17,439,535	$12,532,531	$1,596,521	$(4,9007,004)	(28.1)%
	For the years ended March 31
	2021	2022	Change	Change
	HKD	HKD	HKD	%
Services and deliverables transferred at a point in time	$1,808,603	$2,315,283	$506,680	28.0%
Services and deliverables transferred over time	10,816,288	15,124,252	4,307,964	39.8%
Total revenues	$12,624,891	$17,439,535	$4,814,644	38.1%